UniqueLoanID	Data Field	Tape Data	DD Review Data
500009	Borrower #1 FICO/Experian	576	572
500009	Borrower #2 Last Name	XXX	XXX
500009	Calc'd Life Cap	0	7
500009	Documentation Type	Stated Income/State Assets	Verified Income/No Assets
500009	Margin	0	7.5
500009	Maximum Rate (Life Ceiling)	0	15.74
500009	Minimum Rate (Life Floor)	0	8.74
500009	Periodic Rate Cap %	0	1.5
500009	Rate Cap at First Adj (Up)	0	3
500009	Rate Change Frequency	0	6
500010	Borrower #1 FICO/Experian	524	563
500010	Debt (Back) Ratio From 1008	39.93	46.91
500010	Documentation Type	Alt	Missing Documentation
500010	Original Principal Balance	2062.76	262800
500011	# of Units	0	1
500011	MI Company	0	XXXXXXXXXXX
500011	MI Percentage	0	30
500011	Orig Appraised Value	0	167000
500011	Sales Price	0	XXX
500013	Interest Only Period?	YES	NO
500013	Sales Price	0	XXX
500014	Borrower #1 First Name	XXX	XXX
500014	Interest Only Period?	NO	YES
500014	LTV per 1)AUS; 2)Manual Approval; 3)1008	79.61	80
500014	Sales Price	0	XXX
500015	Address	XXX	XXX
500015	Borrower #1 First Name	XXX	XXX
500015	Documentation Type	Full	Missing Documentation
500015	Original Principal Balance	118318.49	115200
500017	LTV per 1)AUS; 2)Manual Approval; 3)1008	67.49	67
500017	Original P&I	1182.3	1436.41
500017	Original Principal Balance	203158	200500
500017	Original Stated Rate	5.5	7.75
500017	Sales Price	XXX	0
500019	Index	1-Year LIBOR	FNMA 30-Yr Net Yield 60AA
500019	Margin	2.25	2
500019	Maximum Rate (Life Ceiling)	8.25	11.875
500019	Occupancy at origination	Investment Property	Second Home
500019	Original Stated Rate	5.88	5.875
500019	Property Type	Other	PUD Detached
500019	Rate Change Frequency	12	36
500020	LTV per 1)AUS; 2)Manual Approval; 3)1008	98.13	100
500021	Index	FNMA 12 Month Avg of 1-Month LIBOR	FNMA 30-Yr Net Yield 60AA
500022	Original First Payment Date	3/XX/2011	6/XX/2007
500022	Origination Date (Closing Date)	4/XX/2007	4/XX/2007
500024	Documentation Type	Full	Missing Documentation
500024	First Pay Change Date	1/1/1900	10/1/2004
500024	First Rate Change Date	1/1/1900	9/1/2004
500024	Index	Fixed	6-Month LIBOR
500024	Margin	0	6.9
500024	Maximum Rate (Life Ceiling)	0	14.15
500024	Minimum Rate (Life Floor)	0	8.15
500024	Mos to First Adjustment	0	36
500024	Next Pay Change Date	1/1/1900	4/1/2016
500024	Next Rate Change Date	1/1/1900	3/1/2016
500024	Periodic Rate Cap %	0	1
500024	Property Type	Single Family	3 Family
500024	Rate Cap at First Adj (Up)	0	2
500024	Rate Change Frequency	0	6
500025	Borrower #1 FICO/Experian	534	513
500025	Documentation Type	Full	Missing Documentation
500025	Stated Maturity Date	8/29/2033	8/25/2033